Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) (Parentheticals) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Remeasurements of defined benefit liability, net of taxes	SFr 0	SFr 0	SFr 0
Foreign currency translation differences, tax	0	0	0
Other comprehensive income/(loss), net	SFr 0	SFr 0	SFr 0
Diluted loss per share (in Francs per share) (in Francs per share)	SFr (7.88)	SFr (582.58)	SFr (515.11)
Diluted loss per share from continuing operations (in Francs per share)	SFr (14.80)	SFr (409.60)	SFr (201.97)